Share-based compensation - Summary of assumptions used in estimation of fair value of warrants granted (Details) - Warrant	Dec. 09, 2019
Volatility
Share-based compensation
Warrants outstanding, measurement input	42.1
Risk-free interest rate
Share-based compensation
Warrants outstanding, measurement input	1.6
Expected Dividend Yield
Share-based compensation
Warrants outstanding, measurement input	0.0
Expected Warrant Life (Years)
Share-based compensation
Warrants outstanding, measurement input	3.0
Expected Forfeiture Rate
Share-based compensation
Warrants outstanding, measurement input	0.0